SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Consolidation

Consolidation

     The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries (J. W. M. Realty Corp. and Dutchess Mall Sewage Plant, Inc.), which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Accounting Records and Use of Estimates

Accounting Records and Use of Estimates

      The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Company's financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation and amortization, income tax assets and liabilities, fair value of marketable securities, revenue recognition and accrued expenses. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Rental Income

Rental Income

      All of the real estate owned by the Company is held for leasing to tenants except for a small portion used for Company offices. Rent is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. Contingent rental income is recorded when earned and is not based on tenant revenue. The effect of lease modifications that result in rent relief or other credits to tenants, including any retroactive effects relating to prior periods, is recognized in the period when the lease modification is signed. At the time of the lease modification, we assess the realizability of any accrued but unpaid rent and amounts that had been recognized as revenue in prior periods. If the amounts are not determined to be realizable, the accrued but unpaid rent is written off.

      Based upon its periodic assessment of the quality of the receivables, management, using its historical knowledge of the tenants and industry experience, determines whether a reserve or write-off is required. Management has determined that no allowance for uncollected receivables is considered necessary. The Company uses specific identification to write-off receivables to bad debt expense in the period when issues of collectability become known. Collectability issues include circumstances when a tenant indicates their intention to vacate the property without paying, or when tenant litigation or bankruptcy proceedings are not expected to result in full payment. Due to the early termination of two leases and the modification without extension of a third lease, the Company recorded a bad debt expense of $66,265 for the year ended July 31, 2014, $324,536 for the year ended July 31, 2013, and $5,103 for the year ended July 31, 2012.

Property and Equipment

Property and Equipment

      Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

     Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset's estimated useful life.

      The Company reviews long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. At July 31, 2014 and 2013, there were no impairments of its property and equipment.

Deferred Charges

Deferred Charges

      Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 1 to 21 years, using the straight-line method. If a lease is terminated early, such costs are expensed.

Income Taxes

Income Taxes

      Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities. Deferred tax assets result principally from the recording of certain accruals and reserves which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation.

Income Per Share of Common Stock

Income Per Share of Common Stock

      Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2014, 2013 and 2012.

Marketable Securities

Marketable Securities

      The Company categorizes marketable securities as either trading, available-for-sale or held-to-maturity at the time of purchase. Trading securities are carried at fair value with unrealized gains and losses included in income. Available-for-sale securities are carried at fair value measurements using quoted prices in active markets for identical assets or liabilities (which is considered a Level 1 valuation) with unrealized gains and losses recorded as a separate component of shareholders' equity. Held-to-maturity securities are carried at amortized cost. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The Company did not classify any securities as trading during the three years ended July 31, 2014.

      The Company adopted Accounting Standards Certification (ASC) 820, "Fair Value Measurements and Disclosures" in 2011. ASC 820 establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity's own data) and should be used to measure fair value to the extent that observable inputs are not available.

      Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis. There have been no changes in the methodologies used at July 31, 2014 and 2013.

Equity securities are valued at the closing price reported on the active market on which the individual securities are traded that the Company has access to.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Company are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Company are deemed to be actively traded.

      In accordance with the provisions of Fair Value Measurements, the following are the Company's financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date using
Description	July 31, 2014	Level 1	Level 2	Level 3	July 31, 2013	Level 1	Level 2	Level 3
Assets:
Marketable securities -
available-for-sale	$1,354,213	$1,354,213	$-	$-	$2,409,273	$2,409,273	$-	$-

Fair Value of Investments in Entities that Use NAV

Fair Value of Investments in Entities that Use NAV

     The following table summarizes investments measured at fair value based on NAV per share as of July 31, 2014 and 2013, respectively.

		Unfunded	Redemption Frequency
July 31, 2014	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$273,000	n/a	Daily	None
Parnasus Core Equity Investor CL	$277,571	n/a	Daily	None
Transamerica Tactical Income CL A	$269,649	n/a	Daily	None

		Unfunded	Redemption Frequency
July 31, 2013	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$243,973	n/a	Daily	None
Parnasus Core Equity Investor CL	$591,057	n/a	Daily	None
Transamerica Tactical Income CL A	$251,561	n/a	Daily	None
Janus Short Term Bond I	$259,761	n/a	Daily	None
Permanent Portfolio Inc.	$443,562	n/a	Daily	None

Recently Issued Accounting Literature

Recently Issued Accounting Literature

     In September 2011, the Financial Accounting Standards Board ("FASB") issued Update No. 2011-09, Compensation - Retirement Benefits (Topic 715): Disclosures About an Employer's Participation in a Multiemployer Plan. This standard requires enhanced disclosures about an entity's participation in multiemployer plans that offer pension and other postretirement benefits and became effective for interim and annual periods ending on or after December 15, 2011. Other than the additional disclosure requirements, the adoption of this standard for the year ended July 31, 2012 did not have a material impact on our consolidated financial statements.

      In February 2013, the FASB amended the disclosure requirements regarding the reporting of amounts reclassified out of accumulated other comprehensive income. The amendment does not change the current requirement for reporting net income or other comprehensive income, but requires additional disclosures about items reclassified out of accumulated other comprehensive income, and the consolidated statement of income and retained earnings line items impacted by the reclassifications. We adopted this standard effective August 1, 2013 and have presented the disclosures in comparative form. Other than the additional disclosure requirements, the adoption of this standard did not have a material impact on our consolidated financial statements. The effect of applying this standard is reflected in Note 14.

      In April 2014, the FASB issued an update ("ASU 2014-08") Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity to ASC Topic 205, Presentation of Financial Statements and ASC Topic 360, Property Plant and Equipment. Under ASU 2014-08, only disposals that represent a strategic shift that has (or will have) a major effect on the entity's results and operations would qualify as discontinued operations. In addition, ASU 2014-08 expands the disclosure requirements for disposals that meet the definition of a discontinued operation and requires entities to disclose information about disposals of individually significant components that do not meet the definition of discontinued operations. ASU 2014-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2014. The adoption of this update on August 1, 2015 is not expected to have any impact on our consolidated financial statements.

     In May 2014, the FASB issued an update ("ASU 2014-09") establishing ASC Topic 606 Revenue from Contracts with Customers. ASU 2014-09 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most of the existing revenue recognition guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and also requires certain additional disclosures. ASU 2014-09 is effective for interim and annual reporting in fiscal years that begin after December 15, 2016. The adoption of the update on August 1, 2017 is not expected to have a significant impact on our consolidated financial statements.